UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number       811-21624
Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-624-0197
Date of fiscal year end:       December 31
Date of reporting period:       June 30, 2008

Item 1. Reports to Stockholders.

AZL FusionSM
Balanced Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these a with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Fusion Balanced Fund	$1,000.00	$951.50	$1.26	0.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Fusion Balanced Fund	$1,000.00	$1,023.57	$1.31	0.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2008:

Percent of
Investments	net assets*
Allianz Alternative Investments Trust	2.9%
AZL AIM International Equity Fund	2.8
AZL Davis NY Venture Fund	5.9
AZL Franklin Small Cap Value Fund	1.9
AZL Jennison 20/20 Focus Fund	6.4
AZL Legg Mason Value Fund	5.8
AZL LMP Large Cap Growth Fund	2.7
AZL NACM International Fund	2.9
AZL Neuberger Berman Regency Fund	1.1
AZL OCC Opportunity Fund	1.0
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2.7
AZL Schroder Emerging Market Equity Fund	2.7
AZL Schroder International Small Cap Fund	2.5
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL Van Kampen Comstock Fund	4.7
AZL Van Kampen Global Real Estate Fund	1.8
AZL Van Kampen Mid Cap Growth Fund	2.4
PIMCO PVIT Commodity Real Return Fund	2.2
PIMCO PVIT Emerging Markets Bond Fund	5.0
PIMCO PVIT Global Bond Fund	8.9
PIMCO PVIT High Yield Fund	5.0
PIMCO PVIT Real Return Fund	6.8
PIMCO PVIT Total Return Fund	19.8
Premier VIT OpCap Mid Cap Fund	1.0

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
1,064,094	Allianz Alternative Investments Trust*	$11,332,600
621,714	AZL AIM International Equity Fund	10,848,912
1,817,765	AZL Davis NY Venture Fund	22,631,176
486,302	AZL Franklin Small Cap Value Fund	7,591,171
1,708,082	AZL Jennison 20/20 Focus Fund	25,091,729
2,583,680	AZL Legg Mason Value Fund*	22,581,359
1,023,274	AZL LMP Large Cap Growth Fund*	10,723,907
1,332,101	AZL NACM International Fund	11,309,540
430,923	AZL Neuberger Berman Regency Fund	4,266,139
320,870	AZL OCC Opportunity Fund*	4,075,048
1,193,383	AZL PIMCO Fundamental IndexPLUS Total Return Fund	10,561,440
859,843	AZL Schroder Emerging Markets Equity Fund	10,619,063
1,191,463	AZL Schroder International Small Cap Fund*	9,853,398
348,638	AZL Turner Quantitative Small Cap Growth Fund*	3,953,552
1,978,089	AZL Van Kampen Comstock Fund	18,554,479
739,916	AZL Van Kampen Global Real Estate Fund	6,999,609
666,457	AZL Van Kampen Mid Cap Growth Fund	9,417,032
486,854	PIMCO PVIT Commodity Real Return Fund	8,417,703
1,464,756	PIMCO PVIT Emerging Markets Bond Fund	19,481,249
2,655,157	PIMCO PVIT Global Bond Fund	34,809,103
2,568,933	PIMCO PVIT High Yield Fund	19,549,582
2,060,096	PIMCO PVIT Real Return Fund	26,554,636
7,369,242	PIMCO PVIT Total Return Fund	77,229,658
269,441	Premier VIT OpCap Mid Cap Fund	3,879,950

Total Affiliated Investment Companies (Cost $396,823,959)		390,332,035

Total Investment Securities (Cost $396,823,959)(a) 99.9%		390,332,035
Net other assets (liabilities) (0.1%)		572,021

Net Assets 100.0%		$390,904,056

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $401,578,102. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,542,280
Unrealized depreciation	(19,788,347)

Net unrealized depreciation	$(11,246,067)

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Fusion
Balanced
Fund

Assets:
Investments in affiliates, at cost	$396,823,959

Investments in affiliates, at value	$390,332,035
Interest and dividends receivable	654,695
Receivable for capital shares issued	697,236
Receivable for affiliated investments sold	2,644,531
Prepaid expenses	2,259

Total Assets	394,330,756

Liabilities:
Cash overdraft	2,646,432
Payable for affiliated investments purchased	654,473
Payable for capital shares redeemed	2,346
Manager fees payable	65,177
Administration fees payable	5,177
Administrative and compliance services fees payable	3,129
Trustee fees payable	34
Other accrued liabilities	49,932

Total Liabilities	3,426,700

Net Assets	$390,904,056

Net Assets Consist of:
Capital	$374,899,673
Accumulated net investment income/(loss)	12,631,776
Accumulated net realized gains/(losses) from investment transactions	9,864,531
Net unrealized appreciation/(depreciation) on investments	(6,491,924)

Net Assets	$390,904,056

Shares of beneficial interest (unlimited number of shares authorized, no par value)	33,798,037
Net Asset Value (offering and redemption price per share)	$11.57

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Fusion
Balanced
Fund

Investment Income:
Interest	$6,900
Dividends	4,101,821

Total Investment Income	4,108,721

Expenses:
Manager fees	381,652
Administration fees	30,914
Custodian fees	2,518
Administrative and compliance service fees	6,258
Trustees’ fees	12,756
Professional fees	13,789
Shareholder reports	21,202
Cash overdraft expense	10,847
Other expenses	7,974

Total expenses	487,910

Net Investment Income/(Loss)	3,620,811

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	542,496
Net realized gain distributions from affiliated underlying funds	320,173
Net realized gains/(losses) on security transactions from non-affiliates	1,357,352
Change in unrealized appreciation/(depreciation) on investments	(25,062,069)

Net Realized/Unrealized Gains/(Losses) on Investments	(22,842,048)

Change in Net Assets Resulting from Operations	$(19,221,237)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL
	Fusion Balanced Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,620,811	$8,072,672
Net realized gains/(losses) on investment transactions	2,220,021	10,808,089
Change in unrealized appreciation/(depreciation) on investments	(25,062,069)	2,470,660

Change in net assets resulting from operations	(19,221,237)	21,351,421

Dividends to Shareholders:
From net investment income	—	(4,438,679)
From net realized gains on investments	—	(4,028,596)

Change in net assets resulting from dividends to shareholders	—	(8,467,275)

Capital Transactions:
Proceeds from shares issued	89,599,413	117,254,831
Proceeds from dividends reinvested	—	8,467,275
Value of shares redeemed	(47,867,861)	(45,157,112)

Change in net assets resulting from capital transactions	41,731,552	80,564,994

Change in net assets	22,510,315	93,449,140
Net Assets:
Beginning of period	368,393,741	274,944,601

End of period	$390,904,056	$368,393,741

Accumulated net investment income/(loss)	$12,631,776	$9,010,965

Share Transactions:
Shares issued	7,569,399	9,749,537
Dividends reinvested	—	715,142
Shares redeemed	(4,056,908)	(3,784,822)

Change in shares	3,512,491	6,679,857

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended			April 29, 2005 to
	June 30,	Year Ended December 31,		December 31,
	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.16	$11.65	$10.73	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08	0.24	0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(0.67)	0.58	0.85	0.67

Total from Investment Activities	(0.59)	0.82	1.01	0.73

Dividends to Shareholders From:
Net Investment Income	—	(0.16)	(0.03)	—
Net Realized Gains	—	(0.15)	(0.06)	—

Total Dividends	—	(0.31)	(0.09)	—

Net Asset Value, End of Period	$11.57	$12.16	$11.65	$10.73

Total Return(b) (c)	(4.85)%	7.11%	9.49%	7.30%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$390,904	$368,394	$274,945	$117,000
Net Investment Income/(Loss)(d)	1.90%	2.49%	2.18%	1.75%
Expenses Before Reductions(d) (e)	0.26%	0.26%	0.30%	0.50%
Expenses Net of Reductions(d)	0.26%	0.26%	0.30%	0.30%
Portfolio Turnover Rate(c)	19.54%	32.61%	44.38%	3.96%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. Certain underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” The expense limit of the Fund is 0.30%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $5,688 was paid from the Fund relating to these fees and expenses.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$378,999,435	$—
Level 2—Other Significant Observable Inputs	11,332,600	—
Level 3—Significant Unobservable Inputs	—	—

Total	$390,332,035	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$120,384,152	$75,054,054

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$6,819,661	$1,647,614	$8,467,275

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Fusion Balanced Fund	$13,299,054	$6,132,973	$19,362,027	$15,863,593	$35,225,620

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL FusionSM
Growth Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense Ratio
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Fusion Growth Fund	$1,000.00	$911.90	$1.19	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense Ratio
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Fusion Growth Fund	$1,000.00	$1,023.62	$1.26	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2008:

Percent
Investments	net assets*
Allianz Alternative Investments Trust	3.0%
AZL AIM International Equity Fund	2.9
AZL Davis NY Venture Fund	7.6
AZL Franklin Small Cap Value Fund	4.0
AZL Jennison 20/20 Focus Fund	9.8
AZL Legg Mason Value Fund	9.3
AZL LMP Large Cap Growth Fund	5.6
AZL NACM International Fund	3.0
AZL Neuberger Berman Regency Fund	3.0
AZL OCC Opportunity Fund	1.6
AZL Oppenheimer International Growth Fund	1.9
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2.8
AZL Schroder Emerging Market Equity Fund	2.9
AZL Schroder International Small Cap Fund	3.9
AZL Turner Quantitative Small Cap Growth Fund	1.5
AZL Van Kampen Comstock Fund	9.0
AZL Van Kampen Global Real Estate Fund	3.7
AZL Van Kampen Mid Cap Growth Fund	4.0
PIMCO PVIT Commodity Real Return Fund	4.3
PIMCO PVIT Emerging Markets Bond Fund	3.0
PIMCO PVIT Global Bond Fund	2.9
PIMCO PVIT Real Return Fund	2.0
PIMCO PVIT Total Return Fund	5.9
Premier VIT OpCap Mid Cap Fund	2.0

99.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.6%):
2,884,442	Allianz Alternative Investments Trust*	$30,719,312
1,693,053	AZL AIM International Equity Fund	29,543,779
6,371,429	AZL Davis NY Venture Fund	79,324,294
2,627,566	AZL Franklin Small Cap Value Fund	41,016,313
6,893,768	AZL Jennison 20/20 Focus Fund	101,269,449
10,972,671	AZL Legg Mason Value Fund*	95,901,145
5,545,187	AZL LMP Large Cap Growth Fund*	58,113,559
3,657,411	AZL NACM International Fund	31,051,417
3,136,153	AZL Neuberger Berman Regency Fund	31,047,913
1,291,942	AZL OCC Opportunity Fund*	16,407,667
1,084,196	AZL Oppenheimer International Growth Fund	19,786,578
3,277,656	AZL PIMCO Fundamental IndexPLUS Total Return Fund	29,007,258
2,420,484	AZL Schroder Emerging Markets Equity Fund	29,892,977
4,821,363	AZL Schroder International Small Cap Fund*	39,872,672
1,409,660	AZL Turner Quantitative Small Cap Growth Fund*	15,985,541
9,875,154	AZL Van Kampen Comstock Fund	92,628,945
3,991,724	AZL Van Kampen Global Real Estate Fund	37,761,707
2,931,934	AZL Van Kampen Mid Cap Growth Fund	41,428,221
2,563,567	PIMCO PVIT Commodity Real Return Fund	44,324,079
2,302,869	PIMCO PVIT Emerging Markets Bond Fund	30,628,159
2,298,792	PIMCO PVIT Global Bond Fund	30,137,162
1,580,879	PIMCO PVIT Real Return Fund	20,377,524
5,824,605	PIMCO PVIT Total Return Fund	61,041,865
1,439,490	Premier VIT OpCap Mid Cap Fund	20,728,661

Total Affiliated Investment Companies (Cost $1,070,846,303)		1,027,996,197

Total Investment Securities (Cost $1,070,846,303)(a) 99.6%		1,027,996,197
Net other assets (liabilities) 0.4%		4,528,678

Net Assets 100.0%		$1,032,524,875

*	Percentages indicated are based on net assets as of June 30, 2008. Non-income producing security

(a)	Cost for federal income tax purposes is $1,090,635,970. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$23,346,603
Unrealized depreciation	(85,986,376)

Net unrealized depreciation	$(62,639,773)

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Fusion
Growth
Fund

Assets:
Investments in affiliates, at cost	$1,070,846,303

Investments in affiliates, at value	$1,027,996,197
Interest and dividends receivable	509,273
Receivable for capital shares issued	4,846,108
Receivable for affiliated investments sold	2,247,642
Prepaid expenses	7,243

Total Assets	1,035,606,463

Liabilities:
Cash overdraft	2,246,794
Payable for affiliated investments purchased	509,060
Manager fees payable	175,080
Administration fees payable	6,835
Administrative and compliance services fees payable	8,988
Trustee fees payable	93
Other accrued liabilities	134,738

Total Liabilities	3,081,588

Net Assets	$1,032,524,875

Net Assets Consist of:
Capital	$1,016,903,542
Accumulated net investment income/(loss)	17,986,904
Accumulated net realized gains/(losses) from investment transactions	40,484,535
Net unrealized appreciation/(depreciation) on investments	(42,850,106)

Net Assets	$1,032,524,875

Shares of beneficial interest (unlimited number of shares authorized, no par value)	87,500,824
Net Asset Value (offering and redemption price per share)	$11.80

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Fusion
Growth
Fund

Investment Income:
Interest	$9,877
Dividends	3,875,304

Total Investment Income	3,885,181

Expenses:
Manager fees	1,035,975
Administration fees	40,313
Custodian fees	2,484
Administrative and compliance service fees	17,976
Trustees’ fees	35,256
Professional fees	36,240
Shareholder reports	50,554
Cash overdraft expense	38,063
Other expenses	24,372

Total expenses	1,281,233

Net Investment Income/(Loss)	2,603,948

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(5,854,807)
Net realized gain distributions from affiliated underlying funds	1,737,468
Net realized gains/(losses) on security transactions from non-affiliates	4,034,368
Change in unrealized appreciation/(depreciation) on investments	(103,116,949)

Net Realized/Unrealized Gains/(Losses) on Investments	(103,199,920)

Change in Net Assets Resulting from Operations	$(100,595,972)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$2,603,948	$11,432,279
Net realized gains/(losses) on investment transactions	(82,971)	49,957,297
Change in unrealized appreciation/(depreciation) on investments	(103,116,949)	(11,166,923)

Change in net assets resulting from operations	(100,595,972)	50,222,653

Dividends to Shareholders:
From net investment income	—	(4,960,285)
From net realized gains on investments	—	(17,097,785)

Change in net assets resulting from dividends to shareholders	—	(22,058,070)

Capital Transactions:
Proceeds from shares issued	139,833,604	304,962,508
Proceeds from dividends reinvested	—	22,058,070
Value of shares redeemed	(134,065,641)	(128,271,655)

Change in net assets resulting from capital transactions	5,767,963	198,748,923

Change in net assets	(94,828,009)	226,913,506
Net Assets:
Beginning of period	1,127,352,884	900,439,378

End of period	$1,032,524,875	$1,127,352,884

Accumulated net investment income/(loss)	$17,986,904	$15,382,956

Share Transactions:
Shares issued	11,425,935	23,381,850
Dividends reinvested	—	1,728,689
Shares redeemed	(11,079,899)	(10,019,832)

Change in shares	346,036	15,090,707

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended			April 29, 2005 to
	June 30,	Year Ended December 31,		December 31,
	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.94	$12.49	$11.21	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	0.12	0.06	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(1.17)	0.60	1.29	1.20

Total from Investment Activities	(1.14)	0.72	1.35	1.21

Dividends to Shareholders From:
Net Investment Income	—	(0.06)	(0.01)	—
Net Realized Gains	—	(0.21)	(0.06)	—

Total Dividends	—	(0.27)	(0.07)	—

Net Asset Value, End of Period	$11.80	$12.94	$12.49	$11.21

Total Return(b) (c)	(8.81)%	5.75%	12.20%	12.10%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$1,032,525	$1,127,353	$900,439	$342,171
Net Investment Income/(Loss)(d)	0.50%	1.10%	0.81%	0.42%
Expenses Before Reductions(d) (e)	0.25%	0.25%	0.26%	0.38%
Expenses Net of Reductions(d)	0.25%	0.25%	0.26%	0.30%
Portfolio Turnover Rate(c)	19.04%	32.07%	28.37%	0.58%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. Certain underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $15,733 was paid from the Fund relating to these fees and expenses.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$997,276,885	$—
Level 2—Other Significant Observable Inputs	30,719,312	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,027,996,197	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$209,543,438	$202,501,788

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more- likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$14,926,745	$7,131,325	$22,058,070

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Fusion Growth Fund	$16,669,897	$47,107,970	$63,777,867	$52,439,438	$116,217,305

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL FusionSM
Moderate Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Fusion Moderate Fund	$1,000.00	$934.10	$1.20	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Fusion Moderate Fund	$1,000.00	$1,023.62	$1.26	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2008:

Percent of
Investments	net assets*
Allianz Alternative Investments Trust	3.0%
AZL AIM International Equity Fund	2.9
AZL Davis NY Venture Fund	6.9
AZL Franklin Small Cap Value Fund	2.9
AZL Jennison 20/20 Focus Fund	8.0
AZL Legg Mason Value Fund	7.2
AZL LMP Large Cap Growth Fund	4.6
AZL NACM International Fund	3.5
AZL Neuberger Berman Regency Fund	2.0
AZL OCC Opportunity Fund	1.1
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2.9
AZL Schroder Emerging Market Equity Fund	2.8
AZL Schroder International Small Cap Fund	2.9
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL Van Kampen Comstock Fund	6.3
AZL Van Kampen Global Real Estate Fund	2.7
AZL Van Kampen Mid Cap Growth Fund	3.0
PIMCO PVIT Commodity Real Return Fund	3.5
PIMCO PVIT Emerging Markets Bond Fund	3.0
PIMCO PVIT Global Bond Fund	6.0
PIMCO PVIT High Yield Fund	3.0
PIMCO PVIT Real Return Fund	5.0
PIMCO PVIT Total Return Fund	13.9
Premier VIP OpCap Mid Cap Fund	2.0

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
2,095,463	Allianz Alternative Investments Trust*	$22,316,678
1,225,004	AZL AIM International Equity Fund	21,376,325
4,005,393	AZL Davis NY Venture Fund	49,867,142
1,375,078	AZL Franklin Small Cap Value Fund	21,464,968
4,012,221	AZL Jennison 20/20 Focus Fund	58,939,520
6,076,336	AZL Legg Mason Value Fund*	53,107,176
3,196,183	AZL LMP Large Cap Growth Fund*	33,495,993
3,003,847	AZL NACM International Fund	25,502,658
1,496,255	AZL Neuberger Berman Regency Fund	14,812,927
607,291	AZL OCC Opportunity Fund*	7,712,600
2,412,778	AZL PIMCO Fundamental IndexPLUS Total Return Fund	21,353,087
1,685,186	AZL Schroder Emerging Markets Equity Fund	20,812,052
2,606,939	AZL Schroder International Small Cap Fund*	21,559,388
655,338	AZL Turner Quantitative Small Cap Growth Fund*	7,431,530
4,923,931	AZL Van Kampen Comstock Fund	46,186,468
2,103,758	AZL Van Kampen Global Real Estate Fund	19,901,549
1,543,065	AZL Van Kampen Mid Cap Growth Fund	21,803,513
1,467,104	PIMCO PVIT Commodity Real Return Fund	25,366,220
1,653,568	PIMCO PVIT Emerging Markets Bond Fund	21,992,455
3,368,936	PIMCO PVIT Global Bond Fund	44,166,757
2,902,689	PIMCO PVIT High Yield Fund	22,089,462
2,852,290	PIMCO PVIT Real Return Fund	36,766,023
9,751,939	PIMCO PVIT Total Return Fund	102,200,318
1,007,802	Premier VIT OpCap Mid Cap Fund	14,512,346

Total Affiliated Investment Companies (Cost $755,145,495)		734,737,155

Total Investment Securities (Cost $755,145,495)(a) 100.1%		734,737,155
Net other assets (liabilities) (0.1)%		(1,078,703)

Net Assets 100.0%		$733,658,452

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $767,189,891. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,473,085
Unrealized depreciation	(50,925,821)

Net unrealized depreciation	$(32,452,736)

See accompanying notes to the financial statements

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Fusion
Moderate
Fund

Assets:
Investments in affiliates, at cost	$755,145,495

Investments in affiliates, at value	$734,737,155
Interest and dividends receivable	820,198
Receivable for capital shares issued	57,615
Receivable for affiliated investments sold	1,306,976
Prepaid expenses	5,218

Total Assets	736,927,162

Liabilities:
Cash overdraft	1,306,694
Payable for affiliated investments purchased	819,954
Payable for capital shares redeemed	905,751
Manager fees payable	123,286
Administration fees payable	6,058
Administrative and compliance services fees payable	6,663
Trustee fees payable	65
Other accrued liabilities	100,239

Total Liabilities	3,268,710

Net Assets	$733,658,452

Net Assets Consist of:
Capital	$704,766,590
Accumulated net investment income/(loss)	20,919,033
Accumulated net realized gains/(losses) from investment transactions	28,381,169
Net unrealized appreciation/(depreciation) on investments	(20,408,340)

Net Assets	$733,658,452

Shares of beneficial interest (unlimited number of shares authorized, no par value)	63,109,147
Net Asset Value (offering and redemption price per share)	$11.63

See accompanying notes to the financial statements

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Fusion
Moderate
Fund

Investment Income:
Interest	$16,003
Dividends	5,617,048

Total Investment Income	5,633,051

Expenses:
Manager fees	742,708
Administration fees	36,384
Custodian fees	2,581
Administrative and compliance service fees	13,326
Trustees’ fees	26,164
Professional fees	26,671
Shareholder reports	37,333
Cash overdraft expense	38,699
Other expenses	18,733

Total expenses	942,599

Net Investment Income/(Loss)	4,690,452

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(2,188,082)
Net realized gain distributions from affiliated underlying funds	1,208,341
Net realized gains/(losses) on security transactions from non-affiliates	2,774,689
Change in unrealized appreciation/(depreciation) on investments	(62,595,591)

Net Realized/Unrealized Gains/(Losses) on Investments	(60,800,643)

Change in Net Assets Resulting from Operations	$(56,110,191)

See accompanying notes to the financial statements

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Moderate Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$4,690,452	$13,869,190
Net realized gains/(losses) on investment transactions	1,794,948	32,070,009
Change in unrealized appreciation/(depreciation) on investments	(62,595,591)	(2,472,644)

Change in net assets resulting from operations	(56,110,191)	43,466,555

Dividends to Shareholders:
From net investment income	—	(7,185,207)
From net realized gains on investments	—	(11,541,519)

Change in net assets resulting from dividends to shareholders	—	(18,726,726)

Capital Transactions:
Proceeds from shares issued	66,337,509	236,134,168
Proceeds from dividends reinvested	—	18,726,726
Value of shares redeemed	(107,270,929)	(97,609,987)

Change in net assets resulting from capital transactions	(40,933,420)	157,250,907

Change in net assets	(97,043,611)	181,990,736
Net Assets:
Beginning of period	830,702,063	648,711,327

End of period	$733,658,452	$830,702,063

Accumulated net investment income/(loss)	$20,919,033	$16,228,581

Share Transactions:
Shares issued	5,508,224	19,026,478
Dividends reinvested	—	1,534,978
Shares redeemed	(9,101,455)	(7,998,757)

Change in shares	(3,593,231)	12,562,699

See accompanying notes to the financial statements

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended			April 29, 2005 to
	June 30,	Year Ended December 31,		December 31,
	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.45	$11.98	$10.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.20	0.12	0.08 (b)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.91)	0.58	1.04	0.83

Total from Investment Activities	(0.82)	0.78	1.16	0.91

Dividends to Shareholders From:
Net Investment Income	—	(0.12)	(0.02)	—
Net Realized Gains	—	(0.19)	(0.07)	—

Total Dividends	—	(0.31)	(0.09)	—

Net Asset Value, End of Period	$11.63	$12.45	$11.98	$10.91

Total Return(c) (d)	(6.59)%	6.54%	10.71%	9.10%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$733,658	$830,702	$648,711	$303,316
Net Investment Income/(Loss)(e)	1.26%	1.82%	1.50%	1.09%
Expenses Before Reductions(e) (f)	0.25%	0.25%	0.27%	0.42%
Expenses Net of Reductions(e)	0.25%	0.25%	0.27%	0.30%
Portfolio Turnover Rate(d)	17.53%	31.35%	23.53%	0.00%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. Certain underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $11,382 was paid from the Fund relating to these fees and expenses.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$712,420,477	$—
Level 2—Other Significant Observable Inputs	22,316,678	—
Level 3—Significant Unobservable Inputs	—	—

Total	$734,737,155	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$131,855,651	$165,235,731

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$14,488,775	$4,237,951	$18,726,726

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Fusion Moderate Fund	$18,272,997	$29,945,843	$48,218,840	$36,783,213	$85,002,053

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer

Date	September 4, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti

Jeffrey Kletti, President

Date	September 4, 2008

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer

Date	September 4, 2008

* Print the name and title of each signing officer under his or her signature.